Accrued expenses, accounts payable and other liabilities (Details) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Current:
Accrued bonus and staff costs, including sales commission		¥ 6,377	¥ 3,412
Accrued cost of revenue and sales and marketing expenses		5,158	2,046
Other deposits received in rendering services on e-commerce marketplaces		1,391	1,156
Amounts due to related companies		927	300
Liabilities arising from treasury management activities		776	250
Accruals for purchases of property and equipment		701	454
Payable due to third party marketing affiliates		667	649
Other taxes payable		635	705
Accrual for interest expense		535	402
Unvested share options exercised		518	850
Accrued donations		339	262
Contingent and deferred consideration in relation to investments and acquisitions		329	443
Accrued professional services expenses		302	126
Others		1,179	832
Current accrued expenses, accounts payable and other liabilities	$ 3,199	19,834	11,887
Non-current:
Contingent and deferred consideration and put liability in relation to investments and acquisitions		1,953	54
Others		197	18
Other liabilities	$ 347	¥ 2,150	¥ 72